Total revenues and other income	12 Months Ended
Dec. 31, 2017
Disclosure Of Total Revenues And Other Income [Abstract]
Total revenues and other income

5. Total revenues and other income

REVENUES

The following table summarizes the revenues for the years ended December 31, 2017, 2016 and 2015.

	Year ended December 31,
	2017	2016	2015
	(Euro, in thousands)
Recognition of non-refundable upfront payments and license fees	€71,971	€30,257	€26,419
Milestone payments	42,950	81,784	3,835
Reimbursement income	3,273	9,699	3,807
Other revenues	8,893	7,777	5,501
Total revenues	€127,087	€129,519	€39,563

For the years ended December 31, 2017 and 2016

The following table summarizes the upfront payments recognition for years ended December 31, 2017 and 2016.

Agreement	Upfront received	Upfront and license fees received		Recognition as from	Revenue recognized, year ended December 31, 2017	Revenue recognized, year ended December 31, 2016	Outstanding balance in deferred income as at December 31, 2017
	(USD, in thousands)	(Euro, in thousands)			(Euro, in thousands)
Gilead collaboration agreement for filgotinib	$300,000	€275,558		January 2016	€62,488	€25,621	€187,449
Gilead collaboration agreement for filgotinib	N.A.	€39,003	(*)	January 2016	€8,845	€3,626	€26,532
ThromboGenics license agreement for integrin antagonists	N.A.	€1,000		April 2016	€—	€1,000	€—
Sirion Biotech license agreement for RNA interference (RNAi) technologies	N.A.	€10		June 2016	€—	€10	€—
Servier collaboration agreement for osteoarthritis	N.A.	€6,000		August 2017	€638	€—	€5,362
Total recognition of non-refundable upfront payments and license fees					€71,971	€30,257	€219,343

(*)deferred income of €39 million booked upon signing of the share subscription agreement with Gilead as required under IAS 39—Financial Instruments: recognition and measurement

For the years ended December 31, 2016 and 2015

The following table summarizes the upfront payments recognition for years ended December 31, 2016 and 2015.

Agreement	Upfront received	Upfront and license fees received		Recognition as from	Revenue recognized, year ended December 31, 2016	Revenue recognized, year ended December 31, 2015	Outstanding balance in deferred income as at December 31, 2016
	(USD, in thousands)	(Euro, in thousands)			(Euro, in thousands)
AbbVie collaboration agreement for CF	$45,000	€34,001		September 2013	€—	€11,401	€—
AbbVie collaboration agreement for RA and CD ( filgotinib)	$150,000	€111,582		February 2012	€—	€12,045	€—
First amendment to AbbVie collaboration agreement for RA and CD ( filgotinib)	$20,000	€15,619		March 2013	€—	€2,973	€—
Gilead collaboration agreement for filgotinib	$300,000	€275,558		January 2016	€25,621	€—	€249,937
Gilead collaboration agreement for filgotinib	N.A.	€39,003	(*)	January 2016	€3,626	€—	€35,376
ThromboGenics license agreement for integrin antagonists	N.A.	€1,000		April 2016	€1,000	€—	€—
Sirion Biotech license agreement for RNA interference (RNAi) technologies	N.A.	€10		June 2016	€10	€—	€—
Total recognition of non-refundable upfront payments and license fees					€30,257	€26,419	€285,314

(*)deferred income of €39 million booked upon signing of the share subscription agreement with Gilead as required under IAS 39—Financial Instruments: recognition and measurement

OTHER INCOME

The following table summarizes other income for the years ended December 31, 2017, 2016 and 2015.

	Year ended December 31,
	2017	2016	2015
	(Euro, in thousands)
Grant income	€1,045	€2,329	€3,095
Other income	27,785	19,764	17,922
Total other income	€28,830	€22,093	€21,017